J.P. Morgan Mortgage Trust 2026-ACES1 ABS-15G

Exhibit 99.9

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below (the “Services”) on residential mortgage loans reviewed for and on behalf of Morgan Stanley & Co. LLC. (the “Client”), pursuant to an arrangement whereby Capital One Financial Corporation and its affiliates (“Capital One”) were an express third-party beneficiary to the Services. JPMorgan Chase Bank, National Association acquired the mortgage loans from Capital One and obtained the results of such Services via a reliance letter. The review included a total of 5,210 residential closed-end 2nd liens in connection with the securitization identified as JPMMT 2026-ACES1 (the “Securitization”). The Review was conducted from July 2025 through January 2026 on mortgage loans originated between January 2017 and August 2025.

Scope of Review

I.	Credit Qualification Review

A complete re-underwriting of the mortgage loan file will be conducted to determine whether the loan meets standard qualification criteria as specified within the applicable underwriting guidelines, industry best practice, investor overlays and thresholds and methods stipulated by the national statistical credit rating organizations. The Credit Qualification Review will consist of the following:

a)	Guidelines

The underwriting guidelines as specified by Client will serve as the criteria under which each loan qualification review will take place. Threshold and qualification criteria will include but are not necessarily limited to:

i.	Borrower, Loan and Property Type Eligibility

☐	Review each borrower, transaction type and property type to ensure that they meet eligibility requirements of underwriting guidelines.
ii.	Credit Application

☐	Review that each application for credit was substantially filled out, contained all known borrower owned properties within Real Estate Owned section two (2) of the application and that the application contained complete employment history for borrower(s), as applicable based on Client specified underwriting guidelines.
iii.	Employment

☐	Review the mortgage loan file to confirm whether minimum documentation standards for the verification of employment required by the lender or Client specified underwriting guidelines and as applicable based on Appendix Q or ATR standards are present and valid for each borrower subject to the loan transaction.
iv.	Income

☐	Recalculate each borrower(s) qualifying income in validation of lender’s income figures and method of computation, if required by Client specified underwriting guidelines, as they relate to guideline and regulatory standards.
v.	Assets

☐	Validate that the mortgage loan file contains adequately qualified verification of assets to meet underwriting standards and standards included in Appendix Q or ATR, as applicable for satisfying cash to close, borrower reserves, down payment and liquidity requirements.

vi.	Liabilities

☐	Review, sum and confirm adequate documentation of all borrower liabilities for consideration in Debt-to-Income Ratio calculations.
vii.	Debt-to-Income Ratios

☐	If DTI calculation is required according to guidelines, leverage the recalculated Income, Liabilities and subject mortgage payments, perform a recalculation of the Debt-to-Income Ratio to validate whether the lender’s calculations at qualification were proper and accurate and confirm that the debt-to-income ratio meets eligibility requirements of underwriting guidelines.
viii.	Credit History

☐	Analyze the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met all applicable guideline requirements for adequate depth, performance, and satisfaction requirements at the time of closing.
☐	Validate whether minimum housing payment history verification is provided and adequate based on underwriting guideline standards.
☐	Confirm that all credit inquiries have been addressed and that inquiries resulting in new debts are documented and included in debt-to-income ratios.
☐	Capture monthly consumer debt payments from credit report for use in relevant calculations.
☐	Review credit report and notate, research and confirm that all real estate owned is adequately accounted for and disclosed.
ix.	Credit Scores

☐	Review each borrower credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines.
x.	Occupancy

☐	Confirm that the occupancy of the subject property used for qualification of the loan is accurate and not misstated.
xi.	Appraisal / Property Valuation

☐	Review original valuation product provided, AVM, Exterior Only appraisal, or appraisal, to determine whether property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.
☐	Confirm whether the property value used in qualification of the underwriting decision was prudent and reasonable.
☐	For first-lien transactions, confirm as applicable that an independent supplemental third-party valuation was received and is within 10% tolerance of the original appraised value as required by lender or Client specified underwriting guidelines.
☐	Confirm that the appraisal was materially complete and performed by appraiser that was actively licensed to perform valuation and that appraisal and appraiser both satisfied the requirements of Title XI of FIRREA.
☐	Verify that the appraisal and the policies and procedures regarding the appraisal, including the appropriate level of review when originating the mortgage loan, were followed.
☐	Verify that appraisal was completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, or appraisal is in accordance with underwriting guidelines as it relates to transferred appraisals.
☐	Appraisal is made and signed prior to the final approval of the mortgage loan application and in accordance with underwriting guidelines.
☐	Appraisal is made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.
☐	Review the relative comparable data to check that comparable properties are within standard appraisal tolerances, are similar in style, size, and location to subject property and reasonable adjustments were used when reconciling the value between the subject and comparable properties.
☐	Verify the address matches the mortgage note, appraisal does not include any apparent environmental problems, appraisal notes the current use of the property is legal or legal non-conforming and the value product that was used in underwriting decision conforms with rating agency requirements.
☐	Review of the photos of the property show the property is in average or better condition and any repairs are noted where required, and the subject property is the one for which the valuation was ordered and that there are no negative external factors.
☐	Access the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

☐	Complete a FEMA check for any declared disasters since time of appraisal, and if applicable, confirm that an inspection was completed and reviewed for damage.
xii.	Loan-to-Value Ratios

☐	Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and Loan Agreements to determine whether LTV and CLTV meet loan qualification and underwriting guideline standards.
xiii.	Insurance and Property Tax

☐	Confirm the adequacy of hazard insurance coverage and that premiums are included in PITI calculations.
☐	If required based on flood zone, confirm the presence and adequacy of flood insurance coverage and that premiums are included in PITI calculations.
☐	As required, confirm that mortgage insurance is documented and adequate based on loan parameters and that premiums are included in PITI calculations.
☐	Confirm that the mortgage clause listed the lender’s name and “it successors and assigns.”
☐	Review tax certificate to verify tax used in Debt-to-income calculation is accurate.
☐	For Condominium and PUD properties, confirm that the blanket policy met the minimum amount of coverage in the guidelines.
☐	For Condominium and PUD properties, confirm the blanket policy includes “walls-in coverage” or the file contains an HO-6 Policy providing adequate coverage.
xiv.	Compensating Factors

☐	Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions.
☐	Verify that compensating factors used for credit exceptions are fully documented and reasonably support the level of exception issued
xv.	Letters of Explanation

☐	Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the credit scenario under question.
xvi.	Exception Approvals

☐	Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved and fully supported.
xvii.	Misrepresentation / Fraud Review

☐	Verify that loan signatures across documents appear similar and free of forgery.
☐	Confirm that loan file documents do not appear artificially altered.
☐	Validate that fraud red flags on third party fraud reports have been cleared.
☐	Confirm that the credit report alerts for fraudulent activity on borrower Social Security Numbers have been addressed and cleared.

☐	Review third party fraud reports for: name or Social Security Number variations for the borrowers, potential occupancy issues based on borrower’s address history, noted employment issues and additional consumers associated with the borrowers’ profile.
xviii.	Additional Review

☐	Review closing documents to check that mortgage loan file information is complete, accurate, and contains consistent documentation. Confirm the existence of “due on sale” clause, mortgagor(s) requirement to maintain adequate insurance at the mortgagors’ expense and holders’ right to foreclose and confirm that any homestead exemption has been waived as required by applicable law. Determine if the terms of the mortgage loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction.
☐	Identify properties located in areas that are listed as FEMA disaster zone classified as IA (Individual Assistance) or IH (Individual and Household Assistance) after the valuation date. Clear exceptions related to properties located in FEMA disaster zones with subsequent exterior inspections.
☐	Verify all borrowers signed all documents requiring signature, all borrowers that signed documents were eighteen years or older at the time of origination, all riders, endorsements, and addendums required by the terms of the mortgage/deed of trust and mortgage note were attached to the respective document and social security numbers across documents were consistent.

II.	Regulatory Compliance Review

The Regulatory Compliance Review will be conducted to determine whether the loan met certain federal, state and local regulatory requirements at the time of origination as noted below each as amended, restated and/or replaced from time to time.

a)	TRID Review

Loans originated on or after October 3rd, 2015 which are subject to the TILA/RESPA Integrated Disclosure Rule (TRID) will be reviewed in accordance with the standards set forth below and in accordance with the protocol defined in the RMBS 3.0 TRID Compliance Review Scope as published by the Structured Finance Industry Group.:

i.	Loan Estimates (LEs)

☐	Confirm that the proper form was used and that the use of the applicable form was consistent throughout the file.
☐	Confirm that all sections of the LE are complete.
☐	Confirm that the Initial LE was delivered within three (3) business days from the application date and at least seven (7) business days prior to consummation date.
☐	Confirm that the LE accurately reflects the loan terms.
☐	Confirm that the file contains a final LE for tolerance testing.
☐	Confirm that each Revised LE is accompanied by a documented valid change of circumstance.
☐	Confirm that each Revised LE was issued within three (3) days of the change and at least four (4) business days prior to consummation date.
☐	Confirm that all Revised LEs issued to the customer reflect accurate terms.
☐	Confirm that any written estimate of terms or costs provided prior to receipt of a LE contains the required disclosures.
☐	Confirm LE was not provided to the borrower on or after the date of the CD.
☐	Confirm the presence and timely provision of a settlement service provider list (when consumer is given the opportunity to shop for services).
ii.	Closing Disclosures (CDs)

☐	Confirm that the proper form was used and that the use of the applicable form was consistent throughout the file.
☐	Confirm that all sections of the CD are complete.
☐	Confirm that the CD accurately reflects the loan terms.

☐	Confirm that the Initial CD and any revised CD with material changes was received by all borrowers required to receive such CD at least three (3) business days prior to the consummation date.
☐	For subsequent CD disclosures validate that the updated disclosure was the result of a valid change of circumstance.
☐	Confirm that the redisclosed CD was issued within three (3) days of the change and whether the reason for change requires a new three (3) day waiting period.
☐	Confirm that the consummation CD was properly executed by all borrowers who are required to receive a CD.
iii.	Tolerance Testing

☐	A comparison of the fees disclosed in the final LE and the final CD will be conducted to confirm that all fees are within the permitted tolerance limits:
●	Zero tolerance fees include: fees paid to lender, broker or an affiliate, fees paid to an unaffiliated third party if the lender did not permit the borrower to shop for the service, transfer taxes and lender credits.
●	10% tolerance fees include: recording fees and unaffiliated third parties where the borrower selects provider from the lender’s WLSP and fees paid to unaffiliated 3rd parties where borrower permitted to shop, 3rd party not included on WLSP and 3rd party selected on borrower(s)’ behalf.
●	Unlimited tolerance fees include: prepaid interest, property insurance premiums, impounds/escrows, and unaffiliated third-party services providers selected by the borrower not included on the WLSP.
iv.	Post-consummation Changes

☐	Identify whether changes were discovered after closing.
☐	Confirm that the originator followed the prescribed regulatory cure.
☐	Confirm that evidence of the cure provided i.e. refund check and/or a post-consummation CD (PCCD).
v.	TRID Review Exclusions

☐	Loan types excluded from compliance with TRID.
☐	Technical formatting of the disclosures.
☐	Pot-consummation disclosures including Escrow Closing Notices, Mortgage Servicing Transfer Notices and Partial Payment Notices.
☐	For loans made by a FDIC supervised institution extended or renewed on or after January 1st 2016, whether prohibited fees were collected prior to the initial LE being issued.
☐	Whether any fee is a “bona fide” fee for third-party services.
vi.	Your Home Loan Toolkit

☐	On purchase transactions, confirm the presence of Your Home Loan Toolkit in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower.
☐	When required, confirm Your Home Loan Toolkit was delivered or placed in the mail not later than three (3) business days after receipt of application.
b)	RESPA 2010 Review

Loans originated between January 1st, 2010 and October 2nd, 2015, which are subject to the Real Estate Settlement Procedures Act of 2010 (RESPA 2010) will be reviewed for the following:

i.	Good Faith Estimate (GFE).

☐	Confirm the presence of the current GFE at the time of origination.
☐	Verify that the initial GFE was provided within three (3) days of application.
☐	Confirm that all GFE fees are located in the proper sections of the disclosure.
☐	Confirm that all GFE fees are reasonable and customary and accurately disclosed.
☐	Verify that all broker fees including Yield Spread Premiums (YSP) were accurately disclosed and located in the proper section of the GFE.
☐	Verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations.
☐	Confirm the presence of a settlement service provider list, as applicable.

☐	Review changes disclosed on last GFE to determine that changes were within allowed tolerances.
ii.	Revised GFE

☐	If a revised GFE was required verify that it is evidenced in the loan file.
☐	If the Revised GFE was the result of a valid changed circumstance, confirm that the file contains evidence of the valid change of circumstance.
☐	Confirm that the Revised GFE was delivered to the borrower within three (3) business days of the lender’s receipt of information of a valid changed circumstance or within three (3) business days of the borrower locking a new rate.
iii.	Final HUD-1

☐	Confirm that the loan file contains evidence of the Final HUD-1 Settlement Statement.
☐	Confirm that the Final HUD-1 provided is properly executed by all borrowers or when appropriate alternatively certified by the title agent and all sections were accurately completed.
☐	Verify that the Final HUD-1 accurately lists all fees disclosed on the GFE and escrow deposits matched initial escrow statement amount.
iv.	RESPA Tolerance Testing

☐	Confirm that fees disclosed in the final binding GFE and the final HUD-1 are within permitted tolerances.
☐	Confirm that fees are accurately reflected in the correct tolerance categories on the GFE and HUD-1.
☐	Confirm that loan terms are accurately disclosed between the GFE, HUD-1 and mortgage loan docs.
☐	If tolerance violations are identified, determine whether the originator made the appropriate restitution to the borrower and whether that evidence exists in the loan file.
c)	Truth-in-Lending Act (TILA) Review

Loans subject to additional TILA requirements will be reviewed for compliance with the following:

i.	Truth-in-Lending Disclosure (TIL)

☐	Confirm that the final TIL was properly executed by all required parties.
☐	Confirm that the final TIL discloses an accurate APR.
☐	Confirm that the final TIL discloses an accurate Finance Charge.
☐	Confirm that the final TIL discloses an accurate Payment Stream.
☐	Confirm that the final TIL discloses an accurate Principal and Interest Payment.
☐	Compare the final TIL to the initial TIL and determine whether differences are within allowable tolerances and check timing of disclosure.
ii.	Notice of Right to Cancel (RTC) / Right of Rescission (ROR)

☐	Confirm that the Notice of Right to Cancel is evidenced in the loan file and properly executed by all required parties.
☐	Confirm that a three day right to cancel period was provided to the borrower(s) by reviewing the execution date, transaction dates, disbursement dates and RTC expiration date.
☐	Confirm that the disclosure was provided in a timely manner, there are no errors or material disclosure violations, and the correct form was provided.
☐	When exception remediation is required, confirm new notice was provided.
iii.	Federal Disclosures

☐	Confirm that the ARM disclosure was properly provided to the borrower and fully discloses the rate and payment change scenarios of the proposed transaction for loans that with intent of owner occupancy.
☐	Confirm that the Right to Receive a Copy of the Appraisal Report was provided according to regulatory requirements.
iv.	Originator Licensing

☐	Confirm through validation within the NMLS website that the originator and originating firm’s license was active and properly disclosed on all required loan documents.
d)	Other Regulatory Requirements Review

Loans may be subject to additional ancillary regulatory compliance provisions. The scope of review for those additional requirements are as follows:

i.	Mortgage Disclosure Information Act (MDIA)

☐	Applies to loans originated between July 7th, 2009 and October 3rd, 2015.
☐	Confirm that the originator provided Initial Disclosures within three (3) business days or application and at least seven (7) days prior to loan consummation.
☐	If revised initial disclosures were made due to APR, confirm that the borrower(s) received the revised disclosure within three (3) business days of closing.
☐	Confirm that the borrower was not charged any fees outside of the credit report fee prior to receipt of the Initial Disclosures.
ii.	National Flood Insurance Program (NFIP)

☐	If applicable confirm that the loan contains adequate flood insurance coverage as required under the NFIP.
iii.	Servicing Disclosure Statement

☐	Verify that the Servicing Disclosure Statement form was provided to borrower within 3 business days of application.
iv.	Special Information Booklet

☐	Verify the Special Information Booklet or Your Home Loan Toolkit was provided to borrower within 3 business days of application.
v.	Affiliated Business Arrangement Disclosure

☐	Verify that the Affiliated Business Arrangement Disclosure is properly executed and was provided to the borrower(s) within 3 business days of application.
vi.	Initial Escrow Disclosure Statement

☐	Confirm the presence of the Initial Escrow Disclosure Statement in mortgage loan file and proper timing.
vii.	Homeownership Counseling

☐	Confirm that borrower(s) were provided with a list of homeownership counseling organizations within three business days of application.
☐	When the list of homeownership counseling organizations is dated by the lender, confirm that the list is seasoned less than 30 days prior to when it was provided to the mortgage loan applicant.
viii.	Loan Originator Compensation and Steering

☐	Review relevant documentation to determine if compensation to a Loan Originator was based on the term of the transaction.
☐	Review relevant documentation to determine if there was dual compensation.
☐	Review the presence of the mortgage loan option disclosure to determine if the Anti-Steering Safe Harbor provisions were satisfied.
ix.	The Equal Credit Opportunity Act (ECOA)

☐	Confirm that loan approval was made within 30 days of a “completed application” as defined by the lender.
x.	Fannie Mae Points and Fees

☐	As applicable, review Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06, as amended by Lender Letters LL-2013-05 and LL-2013-06 and Selling Guide Announcement SEL-2013-06.
xi.	Texas Home Equity 50(a)(6)

☐	Confirm the disclosure requirements for Article XVI of the Texas Constitution Section 50(a)(6) were met including Acknowledgement of Fair Market Value and Constitutional Notice.
xii.	Federal and State Late Charge Limits

☐	Confirm that the late charge provisions of the note/loan agreement do not violate state or federal limits.
xiii.	Federal and State Prepayment Penalty Limits

☐	Confirm that prepayment penalties from the note/loan agreement do not exceed state or federal limits.
e)	Qualified Mortgage Review

Loans with an application date after January 10th, 2014 are subject to the Qualified Mortgage (QM), Temporary QM (TQM) and Ability-to-Repay (ATR) rules.

i.	Qualified Mortgage Designation

☐	Confirm that the originator/aggregator has provided a QM designation of either Safe Harbor QM, Higher-Priced QM or NonQM or QM Exempt.
☐	Review each mortgage loan for the accuracy of the lender or Client’s QM designation and note discrepancies as findings.
ii.	Key Underwriting Factors

☐	Income/Asset validation and confirmation of sufficiency.
☐	Employment validation current and documented.
☐	Monthly Mortgage Payments, qualifying rates and terms were used in calculations.
☐	Simultaneous Loans were included in DTI calculations.
☐	Mortgage Related Obligations including principle, interest, taxes, HOA fees, mortgage insurance, and ground rents are accurate and included in DTI calculations.
☐	Debt Obligations accurately summed and included in DTI calculations.
☐	Debt-to-Income Ratio does not exceed 43% (not applicable to TQM) and Residual Income is adequate.
☐	Credit History, including credit depth and credit inquiries have been adequately factored into a credit score determination.
iii.	Loan Terms

☐	No Interest Only Loan.
☐	No Negative Amortization.
☐	No Balloon Terms.
☐	No Loan Terms exceeding thirty (30) years.
iv.	QM Loan Charges Limits

☐	Review each loan to determine whether loan charge/points and fees exceed the QM limits set forth by the CFPB based on the effective date of the loan based on the loan amount as updated annually by the CFPB.
v.	QM Credit Exception

☐	Confirmation that all lender-based credit exceptions are fully documented, follow credit policy guidance and were based on prudent underwriting standards.
vi.	Ability-to-Repay

☐	If the loan does not qualify as QM or TQM the loan will be reviewed for verification of the borrower(s) ability to repay or reviewed for compliance with applicable underwriting requirements if QM Exempt.
☐	Validate that each mortgage loan file meets ATR standards for income, assets, employment status, mortgage obligations, consumer and personal debts, debt-to-income ratios, residual income and credit history or reviewed for compliance with applicable underwriting requirements if QM Exempt.
☐	Confirm that any credit-based exceptions are documented and properly approved.
☐	For each mortgage loan file, a designation of ATR Pass, ATR Fail, or ATR Exempt will be generated to document ATR status following the review.
☐	For each mortgage loan, assign a QM designation of QM-Safe Harbor, Higher-Priced QM or NonQM or QM Exempt.
☐	Under Generally Applicable Law, a Loan originated by a Community Development Financial Institution (“CDFI”) is exempt from the Ability-to-Repay Requirements set forth in 1411 of the Dodd-Frank Act, 1639C of the Truth-in-Lending Act, and Regulation Z. Client is certified as a CDFI when it originates the Loan, the aforementioned exemption is effective and unconditional. Accordingly, Client shall have no liability with respect to claims or legal actions brought by borrower based on Client’s failure to comply with the Ability-to-Repay Requirements.
f)	QM/ATR PRICED-BASED AMENDMENTS

General QM for any loans originated under the G.Q.M. Rule with application dates after 10/1/2022.

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

☐	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

☐	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

☐	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

☐	3.5% for a subordinate lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

☐	6.5% for a subordinate lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:
☐	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and

☐	6.5% for a covered transaction secured by a manufactured home with a loan amount less than the applicable dollar amount threshold.

ii.	Consider Income and Assets:

☐	Consumer's current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;

☐	The consumer's debt obligations, alimony, child support; and

☐	The monthly DTI or residual income.

iii.	Verification of Income and Assets:
☐	Verification in compliance with one of the "safe harbor" guidelines will meet the QM verification requirement. A creditor is allowed to "mix and match" provisions of the different guidelines rather than only applying one guideline per loan.

iv.	The specific guidelines that the CFPB is designating for the safe harbor are: The G.Q.M. Rule provides that if the creditor verifies the consumer's income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:
☐	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

☐	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;

☐	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration's Single Family Housing Policy Handbook, issued October 24, 2019;

☐	Chapter 4 of the US Department of Veterans Affairs Lenders Handbook, revised February 22, 2019;

☐	Chapter 4 of the US Department of Agriculture's Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and

☐	Chapters 9 through 11 of the US Department of Agriculture's Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

g)	High Cost and Anti-Predatory Lending Regulations

A review for the applicable federal and state anti-predatory lending compliance requirements will be performed in accordance with the following scope:

i.	Home Ownership Equity Protection Act (HOEPA)

☐	Confirm that no loan is a HOEPA loan.
☐	Validate that the verified APR passes the APR test.
☐	Confirm that loan fees pass the Points and Fees test.
ii.	Higher Priced Mortgage Loans (HPML)

☐	Determine whether the loan is an HPML loan with an APR that exceeds the Average Prime Offer Rate by 1.5% on conforming first liens; 2.5% for jumbo loans; or 3.5% on second liens
☐	For FHA TQM determine whether the loan is an HPML loan with an APR that exceeds the Average Prime Offer Rate by 1.15% plus the MI premium factor.
☐	Verify that HPML loans contain evidence of the establishment of escrow accounts and in compliance with appraisal requirements.
iii.	State and Local High Cost Loans

☐	Confirm that loans pass the applicable State and Local High-Cost and Anti Predatory Lending Regulations.
☐	Arkansas Home Loan Protection Act.
☐	California Anti-Predatory Lending Statute, California Higher Priced Mortgage Loan Statute.
☐	Colorado Consumer Equity Protection Act, Colorado Consumer Credit Code.
☐	Connecticut Abusive Home Loan Lending Practices Act, Connecticut Nonprime Home Loan Statute.
☐	District of Columbia Home Loan Protection Act, DC Mortgage Disclosure Act of 2007.
☐	Florida Fair Lending Act.
☐	Georgia fair Lending Act.
☐	Idaho Residential Mortgage Practices Act.
☐	Illinois High Risk Home Act, Illinois High Risk Loan Regulations, Illinois High Risk Home Loan Act, Cook County Illinois Anti-Predatory Lending Ordinance.
☐	Indiana Home Loan Practices Act.
☐	Kansas Consumer Credit Code.
☐	Kentucky Anti-Predatory Lending Statute.
☐	Maine Act to Enhance Consumer Protections in Relation to Certain Mortgages.
☐	Maryland Commercial Law, Maryland Regulations for Higher Priced Mortgage Loans.
☐	Massachusetts High-Cost Mortgage Regulations, Massachusetts Regulations for Higher Priced Mortgage Loans, Massachusetts “Borrower’s Interest” Standard, Massachusetts Mortgage Lender and Broker Regulations.
☐	Michigan Consumer Mortgage Protections Act.
☐	Minnesota Mortgage Originator and Service Licensing Act.
☐	Nebraska Mortgage Bankers Registration and Licensing Act.
☐	Nevada Anti-Predatory Lending Law.
☐	New Jersey Home Ownership Security Act of 2002.
☐	New Mexico Home Loan Protection Act.
☐	New York High-Cost Home Loan Regulations, New York High Cost Home Loan Act.
☐	North Carolina Anti-Predatory Lending Law.
☐	Ohio Anti-Predatory Lending Statute, City of Cleveland Heights Ohio Anti-Predatory Lending Ordinance.
☐	Oklahoma Anti-Predator Lending Law, Oklahoma Higher-Priced Mortgage Loan Laws.
☐	Pennsylvania Consumer Equity Protection Act.
☐	Rhode Island City of Providence Predatory Lending Ordinance, Rhode Island Home Loan Protection Act.
☐	South Carolina High-Cost and Consumer Home Loans Act.
☐	Tennessee Home Loans Protection Act.
☐	Texas High-Cost Home Loans Statute.
☐	Utah Residential Mortgage Practices Amendments, Utah High-Cost Home Loan Act.
☐	Vermont Interest Act.
☐	Virginia Mortgage Lender and Broker Act.
☐	Washington House Bill 2770, Mortgage Lending and Ownership.
☐	Wisconsin Responsible High-Cost Mortgage Lending Act.
☐	West Virginia Residential Mortgage Lender, Broker and Servicer Act.

☐	Wyoming Credit Code.

h)	Regulatory Compliance Review Disclaimers and Exceptions

Consolidated Analytics will not make a determination as to whether the loans comply with federal, state, or local laws, constitutional provisions, regulations, or ordinances that are not expressly enumerated above. Consolidated Analytics cannot guarantee that the loans are free from any material issues that could affect the future performance of the loans, or that the loans are fully compliant with applicable law. Furthermore, the findings reached by Consolidated Analytics are dependent upon their receiving complete and accurate data regarding the loans from Client, loan originators, and other third parties upon which Consolidated Analytics is relying in reaching such findings.

The personnel performing the Regulatory Compliance Review are not attorneys, and the results of the Regulatory Compliance Review do not constitute legal advice. The Regulatory Compliance Review is limited to review and determination of certain facts based on loan information provided by Client and/or other third parties and are intended for informational purposes only. Client has sole responsibility for making any legal conclusions, and for determining whether to include the loan in any transaction.

Pursuant to the applicable NRSCRO criteria, Consolidated Analytics may grade certain compliance exceptions as non-material based on seasoning of the loan. Certain loans may be seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any Consolidated Analytics reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce, or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the five thousand two hundred ten (5,210) mortgage loans reviewed, four thousand nine hundred sixty-eight (4,968) unique mortgage loans (95.36% by loan count) had a total of seven-thousand five hundred and six (7,506) discrepancies across fifteen (15) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Note Date	4,950	65.95%
Property Type	1,423	18.96%
Application Date	357	4.76%
Qualifying FICO	295	3.93%
Qualifying Total Debt Income Ratio	214	2.85%
Qualifying CLTV	138	1.84%
Maturity Date	35	0.47%
Qualifying LTV	30	0.40%
First Payment Date	29	0.39%

Borrower 2 Origination FICO	16	0.21%
Borrower 2 Citizen	6	0.08%
Borrower 1 Citizen	6	0.08%
Closing/Settlement Date	4	0.05%
Borrower 2 Birthdate	2	0.03%
Borrower 1 Birthdate	1	0.01%
Grand Total	7,506	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	% by Loan Count
A	4,853	$417,882,942.00	93.15%
B	143	$12,298,639.00	2.74%
C	122	$10,800,582.00	2.34%
D	92	$7,918,250.00	1.77%
Total	5,210	$448,900,413.00	100.00%

Credit Results:
Event Grade	Loan Count	% by Loan Count
A	4,996	95.89%
B	36	0.69%
C	90	1.73%
D	88	1.69%
Total	5,210	100.00%

Compliance Results:
Event Grade	Loan Count	% by Loan Count
A	5,048	96.89%
B	113	2.17%
C	44	0.84%

D	5	0.10%
Total	5,210	100.00%

Valuation Results*:
Event Grade	Loan Count	% by Loan Count
A	0	0%
B	0	0%
C	0	0%
D	0	0%
Total	0	0%

* Secondary property valuation was not part of the property review scope for these second lien mortgage loans. As a result, the reported loan level property review grades have been defaulted to “NA”. Defaulting the loan level property review grades to “NA” does not affect the respective overall loan grades.

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	3625
		Audited DTI Exceeds Guideline DTI	401
		Borrower 1 Photo Identification not provided	309
		Borrower 2 Photo Identification not provided	127
		Income and Employment Do Not Meet Guidelines	98
		Borrower 1 3rd Party VOE Prior to Close Missing	85
		Fraud Report Shows Uncleared Alerts	70
		The Total Hazard Coverage is LESS than the Required Coverage Amount	67
		HOA Questionnaire is Missing	56
		Borrower 1 Paystubs Missing	49
		Borrower 1 W2/1099 Missing	48
		FEMA Post Disaster Inspection Report not Provided	35
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	34

Borrower 2 3rd Party VOE Prior to Close Missing	33
Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	32
Borrower Non-US Citizen Identification Document Missing	31
ATR: Current Employment Not Verified	30
Borrower 2 W2/1099 Missing	29
Borrower 2 Paystubs Missing	29
Potential Fraud Reflected on Fraud Report	29
The appraiser was not licensed (Primary Value)	26
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	25
Title Document Missing	23
ATR: Reasonable Income or Assets Not Considered	23
Audited HCLTV Exceeds Guideline HCLTV	22
Missing Letter of Explanation (Credit)	21
Condo Approval Missing	21
Audited CLTV Exceeds Guideline CLTV	21
Missing VOM or VOR	20
The Final 1003 is Missing	19
Housing History Does Not Meet Guideline Requirements	19
Borrower 1 Paystubs Less Than 1 Month Provided	17
Missing Taxpayer First Act Disclosure	17
Property Condition Rating Does Not Meet Program Requirements	16
OFAC Check Not Completed and/or Cleared	16
Hazard Insurance Effective Date is after the Disbursement Date	16
Missing verification of taxes, insurance, and/or HOA fees for non-subject property	15
Third Party Fraud Report not Provided	15
Appraisal is Missing	15
All Interested Parties Not Checked with Exclusionary Lists	15
Borrower 2 Paystubs Less Than 1 Month Provided	14
Income 1 Months Income Verified is Missing	14
ATR Risk	13
Property/Appraisal General	12
Potential Occupancy/Current Address Issues identified in the file	11
Verification of Borrower Liabilities Missing or Incomplete	11
Missing VVOE dated within 10 days consummation	10

Missing Property Tax Cert	10
Income 2 Months Income Verified is Missing	10
Audited FICO is less than Guideline FICO	10
HO6 Master Insurance Policy is Missing	9
Third Party Valuation Product Not Provided within 10% Tolerance	9
Fraud alert is present on the credit report	9
The Final 1003 is Incomplete	9
Missing letter of explanation	9
Property Title Issue	8
External Obsolescence Present	8
PUD Rider is Missing	8
Borrower 1 Executed 4506-T Missing	8
Borrower 1 Award Letter Missing	8
Loan has escrow holdback. No proof it was released provided in file	8
Borrower 2 Executed 4506-T Missing	7
Borrower 1 Credit Report is Missing	7
Missing benefit to Borrower form	7
No evidence of required debt payoff	6
Delinquent Credit History Does Not Meet Guideline Requirements	6
Borrower 1 Citizenship Documentation not provided	6
Missing legal documents for senior or subordinate lien	6
No HOA fees on appraisal and property identified as a PUD	5
Borrower 1 Deed of Trust Signature does not match Note	5
Missing income documentation	5
Income documentation does not meet guidelines	5
Income 2 Income Trend is Decreasing	5
Borrower 1 Tax Returns Not Signed	5
Audited Loan Amount is greater than Guideline Maximum Loan Amount	5
Missing Divorce Decree	5
The Initial 1003 is Missing	5
Note Address Does Not Match Deed of Trust Address	4
Income 3 Months Income Verified is Missing	4
Subordination Agreement is Missing	4
Borrower 2 WVOE Missing	4
Borrower does not meet residual income requirement	4
Missing Credit Report Supplement	4

Subject property appraisal is not on an as-is basis (Primary Value)	4
DTI exceeds program maximum	4
Borrower 1 WVOE Missing	4
Borrower 2 Tax Returns Not Signed	4
Title Document is Partially Present	4
Borrower 2 Award Letter Missing	4
Was lowest appraised value used to qualify is No	4
Borrower 1 Credit Report is Incomplete	3
The Deed of Trust is Missing	3
Audited Reserves are less than Guideline Required Reserves (Number of Months)	3
Missing Verification of Mortgage	3
HOA Does Not Meet Guidelines	3
Borrower 1 Business Tax Returns Missing	3
Subject Property Address on Note does not match Insured Property Address	3
Borrower information on 1003 is incomplete	3
HO6 Insurance Policy Effective Date is after the Note Date	3
Borrower 1 CPA Letter Missing	3
Missing HOA/Condo Certification	2
Missing Lease Agreement	2
Borrower 2 Credit Report is Missing	2
Income 3 Income Trend is Decreasing	2
Satisfactory Chain of Title not Provided	2
Missing Updated Credit Report Supplement	2
Asset Qualification Does Not Meet Guideline Requirements	2
Flood Certificate Partially Provided	2
Borrower 1 Credit Report is Expired	2
Borrower 2 Credit Report is Incomplete	2
Borrower 1 Personal Tax Returns Missing	2
Other Property Insurance Policy Missing	2
Guideline Seasoning not Met	2
Borrower 2 Credit Report is Expired	2
Property Issue(s) are Present	2
Borrower residency documentation not provided or issue with documentation	2
Income/Employment General	2
Asset 2 Does Not Meet Guideline Requirements	1
Asset General	1

Loan Agreement Missing	1
Missing Income - Award Letter	1
Borrower 1 YTD Profit & Loss Missing	1
Fraud: Potential Identity Issues identified in the file	1
Title reports unpaid liens	1
Borrower 2 Business Tax Returns Missing	1
The Deed of Trust is Not Executed	1
Borrower 1 Business Tax Returns Less Than 24 Months Provided	1
Title Coverage is Less than Subject Lien	1
Missing Lender Income Calculation Worksheet	1
Audited Loan Amount is less than Guideline Minimum Loan Amount	1
Hazard Insurance Policy is Missing	1
Bankruptcy Documentation Missing	1
Business Purpose Affidavit/Disclosure Missing	1
File does not contain all required valuation documents	1
Missing Payment History	1
The Deed of Trust is Incomplete	1
Collections, liens or judgments not paid at closing	1
Missing credit report for non-borrowing spouse	1
HO-6 Insurance Policy is Missing	1
Third Party Fraud Report Partially Provided	1
Missing Trust Agreement	1
Missing evidence of self employment	1
AUS Not Provided	1
Asset 1 Does Not Meet Guideline Requirements	1
Condo Rider is Missing	1
Potential Ownership issues identified in file	1
HOA Questionnaire is Incomplete	1
Income 6 Months Income Verified is Missing	1
Credit history does not meet guidelines	1
Appraiser’s license is expired/deficient	1
Credit report incomplete	1
Tradelines do not meet Guideline Requirements	1
Income 1 Income Trend is Decreasing	1
Flood Certificate Missing	1
Mortgage history for primary residence less than 12 months	1
Borrower 1 Personal Tax Returns Less Than 24 Months Provided	1

	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	1
	Borrower has less than 2 FICO scores and does not meet minimum required to be scored.	1
	Borrower 2 CPA Letter Missing	1
	Flood Insurance Effective Date is after the Disbursement Date	1
	DTI (Back) Ratio does not meet eligibility requirement(s)	1
	Flood Insurance Policy Missing	1
	Borrower 2 YTD Profit & Loss Missing	1
	Borrower 1 Separation Agreement Missing	1
	Borrower 1 Lease Agreements Missing	1
	Borrower 2 residency documentation not provided or issue with documentation	1
	Evidence of Property Tax Missing	1
	Missing evidence Mortgage/Deed of Trust will be recorded	1
	Overdraft/NSF Count Exceeds Tolerance	1
	Title issue	1
	Partial Bankruptcy documentation provided.	1
	Payment shock exceeds guideline	1
	UCDP Summary Report is Missing	1
	Ineligible Property	1
	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	1
	Letter of Need Missing	1
	Lien position GREATER than 2	1
	Hazard Insurance Policy is Partial	1
	Total Credit Grade (A) Exceptions:	6074
B	Missing Taxpayer First Act Disclosure	13
	Condo Approval Missing	9
	External Obsolescence Present	9
	Was lowest appraised value used to qualify is No	4
	Approval/Underwriting Summary Not Provided	2
	Title issue	1
	Borrower 1 3rd Party VOE Prior to Close Missing	1
	Total Credit Grade (B) Exceptions:	39
C	Audited DTI Exceeds Guideline DTI	68
	Income and Employment Do Not Meet Guidelines	15
	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	5
	All Interested Parties Not Checked with Exclusionary Lists	4

	Income 1 Months Income Verified is Missing	3
	ATR: Current Employment Not Verified	3
	ATR Risk	3
	ATR: Reasonable Income or Assets Not Considered	3
	OFAC Check Not Completed and/or Cleared	2
	Income 2 Months Income Verified is Missing	2
	Hazard Insurance Effective Date is after the Disbursement Date	2
	Subject property appraisal is not on an as-is basis (Primary Value)	1
	Credit History - Derogatory Accounts Without Sufficient Explanation	1
	Income 6 Months Income Verified is Missing	1
	Employment Self-Employed Less Than 2 Years at Origination	1
	Potential Occupancy/Current Address Issues identified in the file	1
	Title issue	1
	Delinquent Credit History Does Not Meet Guideline Requirements	1
	Audited CLTV Exceeds Guideline CLTV	1
	Collections, liens or judgments not paid at closing	1
	Audited FICO is less than Guideline FICO	1
	Potential Employment/income Issues identified in the file	1
	Housing History Does Not Meet Guideline Requirements	1
	Property/Appraisal General	1
	Audited HCLTV Exceeds Guideline HCLTV	1
	The appraiser was not licensed (Primary Value)	1
	Income 2 Income Trend is Decreasing	1
	Borrower 1 Tax Returns Not Signed	1
	Fraud Report Shows Uncleared Alerts	1
	Total Credit Grade (C) Exceptions:	128
D	The Final 1003 is Incomplete	9
	PUD Rider is Missing	8
	Borrower Non-US Citizen Identification Document Missing	8
	Missing Letter of Explanation (Credit)	6
	Borrower 1 Photo Identification not provided	5
	Third Party Fraud Report not Provided	5
	Borrower 1 Paystubs Missing	5
	FEMA Post Disaster Inspection Report not Provided	5
	Borrower 1 3rd Party VOE Prior to Close Missing	4

		Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	4
		Borrower 1 W2/1099 Missing	4
		Borrower 2 3rd Party VOE Prior to Close Missing	4
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	4
		Borrower 2 Executed 4506-T Missing	3
		Borrower 1 Executed 4506-T Missing	3
		The Final 1003 is Missing	3
		Borrower 2 Photo Identification not provided	2
		Borrower 2 Paystubs Missing	2
		Missing Verification of Mortgage	2
		Verification of Borrower Liabilities Missing or Incomplete	2
		Borrower 1 Award Letter Missing	2
		Missing VOM or VOR	2
		Borrower 1 Citizenship Documentation not provided	1
		Borrower 2 Business Tax Returns Missing	1
		Missing Updated Credit Report Supplement	1
		Missing VVOE dated within 10 days consummation	1
		The Initial 1003 is Missing	1
		Borrower 2 WVOE Missing	1
		Missing Private Road Maintenance Agreement	1
		Missing Appraisal photos	1
		Borrower 2 W2/1099 Missing	1
		Missing Credit Report Supplement	1
		Borrower 2 Award Letter Missing	1
		HO6 Master Insurance Policy is Missing	1
		Borrower 1 WVOE Missing	1
		HOA Questionnaire is Missing	1
		Appraisal is Missing	1
		Business Purpose Affidavit/Disclosure Missing	1
		Total Credit Grade (D) Exceptions:	108
Compliance	A	No Compliance Findings	2565
		Higher-Priced Mortgage Loan Test	1402
		Initial Closing Disclosure Delivery Date Test	1274
		Right of Rescission is Not Executed	681
		CA AB 260 Higher-Priced Mortgage Loan Test	109
		TRID Disclosure Delivery Date Validation Test	60
		Revised Loan Estimate Delivery Date Test (prior to consummation)	60
		Qualified Mortgage Safe Harbor Threshold	48

NC Rate Spread Home Loan Test	48
NY Subprime Home Loan Test	42
Collateral Protection Act, Mo. Rev. Stat. §§ 427.120; 427.125 - Collateral Protection Notice was not provided	41
CT Nonprime Home Loan Test	22
Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	19
MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	19
OK HOEPA Higher-Priced Mortgage Loan Test	15
Loan Originator NMLS Status is Not Active	10
Missing Tangible Net Benefit Disclosure	9
RESPA Homeownership Counseling Organizations Disclosure Date Test	8
Regulation § 1026.43(c)(2)(v) failure - The consumer’s monthly payment for mortgage-related obligations not properly considered	7
Qualified Mortgage APR Threshold Test	7
The Note is Not Executed	6
TRID Disclosure Delivery and Receipt Date Validation Test	5
Non-Borrower Title Holder Did Not Receive Right of Rescission Form	5
TRID: Missing Loan Estimate	4
TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test	3
Lender Credits That Cannot Decrease Test	3
TILA Right of Rescission Test	3
Right of Rescission is Missing	3
Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	2
TRID: Initial Loan Estimate not provided within 3 days of application	2
Loan Origination Company NMLS Status is Not Active	2
Missing Mortgage	2
O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided	2
Right of Rescission is Partially Provided	2
Homeownership Counseling Disclosure Is Partially Provided	1
Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	1

	Missing Form 4506T	1
	TRID: Missing Closing Disclosure	1
	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	1
	Missing evidence of rate lock	1
	TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Validation Test	1
	Missing Note	1
	Loan Origination Company NMLS Status is Unknown	1
	Closing Disclosure is Not Executed	1
	The Final 1003 is Not Executed	1
	Mortgage not properly executed	1
	Total Compliance Grade (A) Exceptions:	6502
B	Initial Closing Disclosure Delivery Date Test	36
	Revised Loan Estimate Delivery Date Test (prior to consummation)	30
	Missing Credit Score Disclosure (FACTA)	15
	Lender Credits That Cannot Decrease Test	10
	TRID Disclosure Delivery Date Validation Test	9
	RESPA Homeownership Counseling Organizations Disclosure Date Test	5
	Homeownership Counseling Disclosure Is Missing	4
	Qualified Mortgage Safe Harbor Threshold	3
	Higher-Priced Mortgage Loan Test	3
	Incorrect rescission model used - RTC form model H-9 used for refinance not with Original Lender or Lender Affiliate	3
	Initial Loan Estimate Delivery Date Test (from application)	2
	Right of Rescission is Not Executed	2
	Form 4506T is Unexecuted	2
	Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1
	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	1
	Right of Rescission is Missing	1
	Right of Rescission is Partially Provided	1
	TILA Right of Rescission Test	1
	eSigned Documents Consent is Missing	1

	Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	1
	Missing Form 4506T	1
	Total Compliance Grade (B) Exceptions:	132
C	Revised Loan Estimate Delivery Date Test (prior to consummation)	20
	Right of Rescission is Not Executed	8
	Initial Closing Disclosure Delivery Date Test	6
	Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	3
	Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	3
	The Note is Not Executed	2
	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	1
	TX Constitution A6 Total Indebtedness Test	1
	TILA Post-Consummation Revised Closing Disclosure Rescission Finance Charge Test	1
	O.C.G.A. § 7-6a-2(12)(G)(ii) - Attorney Preference, Right to Choose Attorney disclosure was not provided	1
	TILA Post-Consummation Revised Closing Disclosure APR Test	1
	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	1
	Total Compliance Grade (C) Exceptions:	48
D	TRID: Missing Loan Estimate	3
	Right of Rescission is Partially Provided	1
	Total Compliance Grade (D) Exceptions:	4

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.